CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Total revenues	$ 18,714	$ 12,596
Total cost of revenues	11,975	7,982	[1]
Gross profit	6,739	4,614	[1]
Operating expenses:
Research and development, net	3,040	1,339	[1]
Marketing and selling	1,870	1,284
General and administrative	3,230	1,682
Total operating expenses	8,140	4,305	[1]
Operating income (loss)	(1,401)	309
Total financial income, net (Note 11)	43	3
Net income (loss) from continuing operations	(1,358)	312
Net loss from discontinued operations (Note 1b)		(97)
Net income (loss)	(1,358)	215
Net loss attributable to non controlling shareholders	(309)	(55)
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ (1,049)	$ 270
Basic and diluted net income (loss) from continuing operations per ordinary shares	$ (0.03)	$ 0.01
Basic and diluted net income from discontinued operations per ordinary share	0.00	0.00
Basic and diluted net income (loss) per ordinary share	$ (0.03)	$ 0.01
Weighted average number of ordinary shares used for computing basic net income (loss) per share	38,017,281	32,745,620
Weighted average number of ordinary shares used for computing diluted net income (loss) per share	38,570,290	33,269,376
Products [Member]
Total revenues	$ 18,364	$ 12,036
Total cost of revenues	11,899	7,896	[1]
Services [Member]
Total revenues	350	560
Total cost of revenues	$ 76	$ 86

[1]	Reclassified